Share Capital (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Jun. 30, 2026 $ / shares	Nov. 06, 2023 $ / shares
Share Capital [Line Items]
Exchange ratio of share	0.307212
Deed poll amount | $		$ 5,000,000
Interest rate		25.00%
Consideration amount | $		$ 2,005,460
Subscribed call option notes | $		5,000,000
Aggregate principal amount | $		5,000,000
Cash settlement option | $	$ 500,000
Shares, par value (in Dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Conversion by such holder | $
Class A Ordinary Shares [Member]
Share Capital [Line Items]
Share issued (in Shares) | shares	10,092,134
Exchange of shares (in Shares) | shares	24,515,133
Vote per each Class A Ordinary Share	1
Conversion by such holder | $	$ 8.11036
Professional Services [Member] | Class A Ordinary Shares [Member]
Share Capital [Line Items]
Share issued (in Shares) | shares	325,000
Preference shares [member]
Share Capital [Line Items]
Share issued (in Shares) | shares	142,032
Capital reorganization (in Shares) | shares	4,450,419
Exchange of shares (in Shares) | shares	14,486,506
Conversion by such holder | $	$ 8.11036
Ordinary Shares [Member]
Share Capital [Line Items]
Capital reorganization (in Shares) | shares	10,254,474
Exchange of shares (in Shares) | shares	33,379,256